22. LEASES PAYABLE	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
LEASES PAYABLE
22.	LEASES PAYABLE

	2020	2019
Towers	2,280,952	7,373,373
Physical space	371,240	403,485
Stores	94,121	103,792
Properties	63,793	72,719
Vehicles	146,974	196,657
Power distributed	24,598
Total	2,981,678	8,150,026
Current	654,662	1,510,097
Non-current	2,327,016	6,639,929

Movements in leases payable

Balance at January 1, 2019
Initial adoption of IFRS 16	8,167,932
New contracts	237,575
Cancellations	(127,699)
Interest	958,573
Payments	(1,611,273)
Contractual changes	524,918
Balance at December 31, 2019	8,150,026
New contracts	1,511,738
Cancellations	(1,093,644)
Interest	1,029,662
Payments	(1,789,106)
Contractual changes	809,122
Transfer to held for sale	(5,636,120)
Balance at December 31, 2020	2,981,678

Maturity of long-term lease payments

2022	604,045
2023	505,454
2024	465,782
2025	439,090
2026 to 2030	1,371,099
2031 and thereafter	2,017,943
Total	5,403,413
Interest	(3,076,397)
Non-current	2,327,016

The present value of leases payable was calculated based on a projection of future fixed payments, which do not take into consideration the projected inflation, discounted using discount rates that range from 10.79% to 12.75% p.a.

Contracts not recognized as leases payable

The Company elected not to recognize a lease liability for short-term leases (leases with expected period of 12 months or less) or leases of low value assets. As at December 31, 2020, the payments made under such leases were recognized in profit or loss and amounted to R$25,710 (R$78,134 in 2019). Additionally, the Company also recognized in profit or loss the amount R$4,938 (R$7,966 in 2019), related to variable lease payments.

Supplemental information

Maturity	Average discount rate	2022	2023	2024	2025	2026 to 2030	After 2031
Up to 2023	10.79%	122,323	23,732
2024-2030	12.27%	94,763	94,763	78,823	52,132	76,074
2031-2034	12.58%	291,479	291,479	291,479	291,479	817,631	386,057
2035 and beyond	12.75%	95,480	95,480	95,480	95,479	477,394	1,631,886
Total		604,045	505,454	465,782	439,090	1,371,099	2,017,943
Projected inflation¹		3.10%	3.75%	3.97%	4.06%	4.25%	4.25%

¹Source: Anbima